Asset Under Development (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Asset under development	$ 619,750	$ 501,022
Hilli Conversion to FLNGV
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Purchase price installments (including other shipyard costs)	575,206	495,518
Interest costs capitalized	34,625	4,187
Other costs capitalized	9,919	1,317
Asset under development	$ 619,750	$ 501,022
Completion period	31 months
Expected cost	$ 1,300,000